Borrowings - Summary of Undrawn Committed Borrowings Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,435	€ 3,399
Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	3,435	3,399
Not later than 1 year [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	0	408
> 12 months [member] | Floating Interest Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Undrawn Borrowing Facilities	€ 3,435	€ 2,991